Trade and Other Payables - Summary of Detailed Information of Trade and Other Payables Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	€ 7,627	€ 4,222
Other accruals	8,928	5,016
Total	€ 16,555	€ 9,238